MANAGER AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

INVESTMENT SUB-ADVISER
        BANC ONE  INVESTMENT  ADVISORS  CORPORATION
        416 West  Jefferson  Street
        Louisville, Kentucky 40202

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Thomas A. Christopher
        Douglas Dean
        Diana P. Herrmann
        Carroll F. Knicely
        Theodore T. Mason
        Anne J. Mills
        William J. Nightingale
        James R. Ramsey

OFFICERS
        Lacy B. Herrmann, President
        Jerry G. McGrew, Senior Vice President
        Teresa M. Priest, Vice President
        L. Michele Robbins, Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC INC.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

INDEPENDENT AUDITORS
        KPMG LLP
        345 Park Avenue
        New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT

JUNE 30, 1999

CHURCHILL
TAX-FREE FUND OF
KENTUCKY

A TAX-FREE INCOME INVESTMENT

[Logo of Churchill Tax-Free Fund of Kentucky: a circle with a flying pegasus inside)

ONE OF THE
AQUILAsm GROUP OF FUNDS

[Logo of the Aquila Group of Funds: an eagle's head]

CHURCHILL TAX-FREE FUND OF KENTUCKY

SEMI-ANNUAL REPORT

"TAKE PRIDE IN HOW YOUR INVESTMENT IS HELPING OTHERS -
WHILE PRIMARILY HELPING YOU"

Dear Fellow Shareholders:                              August 20, 1999

     Our surveys of shareholders of Churchill Tax-Free Fund of Kentucky have shown that you and other owners of the Fund bought your shares primarily for TAX-FREE INCOME. And, secondarily, the knowledge - provided through the stability of the Fund - that your money would be there when you needed it.

     Additionally, our surveys showed that most of our shareholders are pre-retirees or retirees. These are people who are looking forward to making sure that they have the security of a sound income source from the Fund when they are no longer in the workforce.

     The point you may not have fully appreciated - when you made your investment in the Fund - was that in the process of having the Fund provide you with these benefits, it also provides help to a variety of others within your community and Kentucky. And, this is a factor in which you can take real PRIDE.

     The economy of Kentucky is growing at a dynamic rate. As this growth takes place, new and additional municipal projects are needed for the benefit of the citizens of Kentucky and the various communities in it. These projects include schools, highways, recreational facilities, and a whole array of useful public purpose projects. These projects are what help economic development and provide a high quality of life for the citizens of Kentucky.

     We think it is important for you to realize this. The projects that the Fund helped finance are all ones that you and others can reach out and touch. We are illustrating for you some of the various kinds of municipal projects that your investment in the Fund has helped create in Kentucky.

[Photo]
Kentucky Turnpike Authority

[Photo]
Warren County Judicial Center

[Photo]
Kenton County Airport Board

[Photo]
Jefferson County Hospital Revenue


     The tax laws of Kentucky, as well as those of the Federal government, allow you to receive income from your investment in the Fund TRIPLE TAX-FREE. It is realized by the Commonwealth and Federal governmental authorities that it is essential that various municipal projects be built with an advantage to the investor. This advantage is primarily one of TAX-FREE income for you.

     You can take comfort in the knowledge that your investment in the Fund is comprised of a portfolio of municipal securities which possess extremely high quality. Therefore, you can "SLEEP WELL AT NIGHT" knowing that the chances of anything happening to these high quality bonds is very slight indeed. The reason for this, of course, is that the various municipal projects represented in the Fund have behind them a very sound stream of taxes and revenues generated by the projects themselves.

     We again wish to emphasize that while primarily helping you, Churchill Tax-Free Fund of Kentucky is also helping others in your communities and Kentucky.

     Consequently, you can take great PRIDE in your investment in Churchill Tax-Free Fund of Kentucky.

     You can rest assured that the overall management of the Fund is doing a very careful job of "MINDING THE STORE" for you.

     We appreciate the continued confidence that you have placed in the Fund through your investment in Churchill Tax-Free Fund of Kentucky.

Sincerely,



Lacy B. Herrmann
President and
Chairman, Board of Trustees

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)

                                                                                RATING
    FACE                                                                       MOODY'S/
   AMOUNT           REVENUE BONDS (99.8%)                                        S&P                     VALUE
                    STATE AGENCIES (15.8%)
                    Kentucky Higher Education Student Loan
                         Corporation Insured Student Loan Revenue,
$  1,490,000             6.500%, 06/01/02                                       Aaa/AA-             $   1,558,913
   2,955,000             6.800%, 06/01/03                                       Aaa/AA-                 3,139,688
   1,915,000             7.100%, 12/01/11                                       Aaa/AA-                 2,008,356
                    Kentucky Infrastructure Authority Revenue,
   1,930,000             5.000%, 06/01/09, MBIA Insured                         Aaa/AAA                 1,937,238
     555,000             7.200%, 06/01/11                                        Aa3/A                    589,688
     635,000             5.250%, 06/01/12                                        Aa3/A                    636,588
     875,000             6.500%, 06/01/12                                        Aa3/A                    925,313
     125,000             5.250%, 06/01/14                                        Aa3/A                    123,906
   1,110,000             6.375%, 06/01/14, Pre-Refunded                          Aa3/A                  1,225,160
     135,000             5.250%, 06/01/15                                        Aa3/A                    133,481
     100,000             5.375%, 06/01/17                                        Aa3/A                    100,125
     100,000             5.000%, 08/01/17                                        Aa3/A                     94,250
   1,500,000             5.375%, 02/01/18                                        Aa3/A                  1,496,250
                    Kentucky Local Correctional Facilities Construction
                         Authority Revenue,
   5,065,000             5.500%, 11/01/14, FSA Insured                          Aaa/AAA                 5,166,300
                    Kentucky Area Development,
     345,000             5.750%, 12/01/27, LOCFifth Third Bank                   NR/AA                    346,294
     145,000             5.600%, 06/01/28, LOCFifth Third Bank                   NR/AA                    143,006
     785,000             5.500%, 06/01/28, LOCFifth Third Bank                   NR/AA                    762,431
                    Kentucky Rural Economic Development Authority,
   3,110,000             7.250%, 06/01/17, LOCBank One                           NR/AA                  3,304,375
                    Kentucky State Properties and Buildings Commission
                         Revenue,
   4,510,000             6.625%, 10/01/00, Pre-Refunded                         NR/AAA                  4,825,700
     365,000             7.000%, 02/01/01, Pre-Refunded                         NR/AAA                    387,813
   1,000,000             6.500%, 08/01/01, Pre-Refunded                         NR/AAA                  1,065,000
     220,000             6.000%, 09/01/08                                       Aa3/A+                    237,600
     500,000             5.500%, 11/01/09, AMBAC Insured                        Aaa/AAA                   518,750
     400,000             5.000%, 09/01/13                                       Aa3/A+                    387,000


   1,000,000             5.100%, 10/01/17                                       Aa3/A+                    966,250
   1,135,000             5.100%, 11/01/18                                       Aa3/A+                  1,092,437
   3,000,000             6.250%, 09/01/07                                       Aaa/AAA                 3,292,500
                    Puerto Rico Public Buildings Authority,
   1,000,000             6.875%, 07/01/02, Pre-Refunded                         Aaa/AAA                 1,088,750
                                                                                                       37,553,162

                    COUNTY AGENCIES (12.4%)
                    Clark County Kentucky Public Properties Corp.
                         Revenue,
   1,120,000             6.700%, 06/01/01, Pre-Refunded                          A/NR                   1,178,800
                    Floyd County Public Property, Courthouse Revenue,
     510,000             5.500%, 09/01/14                                        NR/A                     529,763
                    Jefferson County Kentucky Capital Projects,
   1,000,000             5.200%, 06/01/08, MBIA Insured                         Aaa/AAA                 1,023,750
     420,000             5.250%, 06/01/14, MBIA Insured                         Aaa/AAA                   422,100
   1,620,000             5.375%, 06/01/18, MBIA Insured                         Aaa/AAA                 1,613,925
   1,640,000             5.375%, 06/01/22, MBIA Insured                         Aaa/AAA                 1,635,900
   5,900,000             5.500%, 06/01/28, MBIA Insured                         Aaa/AAA                 5,929,500
                    Kenton County Kentucky Public Property County
                         Courthouse,
     455,000             5.000%, 03/01/14                                        A1/NR                    434,525
     250,000             5.000%, 03/01/15                                        A1/NR                    236,875
     345,000             5.000%, 03/01/20                                        A1/NR                    320,417
   1,000,000             5.000%, 03/01/23                                        A1/NR                    925,000
                    Lincoln County Kentucky Public Properties Corp.,
     430,000             6.500%, 03/01/22                                       NR/NR*                    468,163
                    Lyon County Kentucky Properties Corp.,
   1,085,000             5.100%, 03/01/20                                        NR/A                   1,036,175
                    Muhlenberg County Kentucky Industrial
                         Development Revenue,
   1,500,000             7.000%, 09/01/01                                        NR/A                   1,573,125


                    Pendleton County Kentucky Multi-County Lease
                         Revenue,
     500,000             7.300%, 03/01/02                                        NR/AA                    523,125
     570,000             7.550%, 03/01/10                                        NR/AA                    599,925
   4,500,000             6.500%, 03/01/19                                        NR/A                   4,786,875
   3,000,000             6.400%, 03/01/19                                        NR/A                   3,292,500
                    Warren County Kentucky Justice,
   2,875,000             5.350%, 09/01/29, MBIA Insured                         Aaa/NR                  2,831,875
                                                                                                       29,362,318

                    CITY/MUNICIPAL OBLIGATIONS (8.8%)
                    Danville Kentucky Multi-City Lease Revenue,
     545,000             5.000%, 09/01/11                                       NR/NR*                    532,056
                    Jeffersontown Kentucky Public Project Corp.
                         Revenue,
     500,000             5.750%, 11/01/15                                        A/NR                     519,375
                    Kentucky League Cities Funding Trust COP,
     700,000             5.900%, 08/01/16, (Owensboro)                           NR/A                     735,000
   1,715,000             6.200%, 08/01/17, (Covington)                           NR/A+                  1,826,475
                    Louisville Kentucky Public Properties Corp.,
   4,090,000             6.700%, 12/01/20, Pre-Refunded                          A/A-                   4,463,213
                    Mount Sterling Kentucky Lease Revenue,
   1,920,000             6.150%, 03/01/13                                        Aa/NR                  2,030,400
   7,000,000             6.200%, 03/01/18                                        Aa/NR                  7,376,250
                    Munfordville Kentucky Industrial Development
                         Revenue,
   2,500,000             7.000%, 06/01/19, LOC Bank One                          NR/AA                  2,693,750
                    Richmond Kentucky District Court Facility Revenue
     740,000             5.300%, 02/01/25                                        A3/NR                    718,725
                                                                                                       20,895,244

                    UTILITIES (8.0%)
                    Carrolton & Henderson Kentucky Gas Revenue,
   1,000,000             5.000%, 01/01/07, FSA Insured                          Aaa/AAA                 1,012,500
                    Carrolton & Henderson Kentucky Gas Revenue,
   1,750,000             5.000%, 01/01/09, FSA Insured                          Aaa/AAA                 1,758,750
                    Hardin County, Kentucky Water District,
   1,000,000             5.900%, 01/01/25, MBIA Insured                         Aaa/AAA                 1,050,000
                    Henderson County Kentucky Water District,
                         Waterworks Revenue,
     190,000             5.600%, 09/01/21                                       NR/NR*                    185,961
                    Lebanon Kentucky Waterworks Revenue,
     250,000             7.500%, 04/01/01, Pre-Refunded                         NR/NR*                    268,438
                    Louisville and Jefferson County Kentucky
                         Metropolitan Sewer District Revenue,
   1,525,000             6.500%, 11/15/04, MBIA Insured, Pre-Refunded           Aaa/AAA                 1,692,750
   1,000,000             5.000%, 05/15/12, MBIA Insured                         Aaa/AAA                   988,750
     250,000             5.000%, 05/15/13, MBIA Insured                         Aaa/AAA                   245,000
     230,000             5.000%, 12/01/14, MBIA Insured                         Aaa/AAA                   223,963
   2,000,000             5.300%, 05/15/19, MBIA Insured                         Aaa/AAA                 1,970,000
   2,500,000             5.000%, 05/15/19, MBIA Insured                         Aaa/AAA                 2,359,375
   1,745,000             5.000%, 05/15/22, MBIA Insured                         Aaa/AAA                 1,635,938
   4,070,000             5.500%, 05/15/23, MBIA Insured                         Aaa/AAA                 4,100,525
   1,000,000             5.250%, 05/15/27, MBIA Insured                         Aaa/AAA                   977,500
                    Muhlenberg County Kentucky Water District,
                         Waterworks Revenue,
     100,000             5.500%, 01/01/12, AMBAC Insured                        Aaa/NR                    103,375
     110,000             5.500%, 01/01/13, AMBAC Insured                        Aaa/NR                    113,025
     115,000             5.600%, 01/01/14, AMBAC Insured                        Aaa/NR                    118,019
                    North Nelson County Kentucky, Water Revenue,
     205,000             5.200%, 01/01/20                                       NR/NR*                    196,800
                                                                                                       19,000,669


                    POLLUTION CONTROL REVENUE (9.3%)
                    Ashland Kentucky Pollution Control Revenue,
                         (Ashland Oil)
   3,000,000             6.650%, 08/01/09                                       Baa2/NR                 3,176,250
                    Boone County Kentucky Pollution Control,
                         (Dayton Power & Light)
   4,000,000             6.500%, 11/15/22                                       Aa3/AA-                 4,325,000
                    Boone County Kentucky Pollution Control, (Cinergy)
     750,000             5.500%, 01/01/24, MBIA Insured                         Aaa/AAA                   757,500
                    Carroll County Kentucky Pollution Control Revenue,
                         (LG&E Energy)
   3,500,000             7.450%, 09/15/16                                       Aa2/AA-                 3,880,625
   2,910,000             6.250%, 02/01/18                                       Aa2/AA-                 3,080,963
                    Jefferson County Kentucky Pollution Control
                         Revenue, (LG&E Energy)
   3,800,000             5.900%, 04/15/23                                       Aa2/AA                  4,004,250
                    Wickliffe Kentucky Pollution Control, (Westvaco)
   2,605,000             6.200%, 04/01/07                                        A1/A                   2,609,272
     100,000             6.375%, 04/01/26                                        A1/A                     105,750
                                                                                                       21,939,610

                    TRANSPORTATION (6.8%)
                    Kenton County Kentucky Airport Board Airport
                         Revenue,
   4,740,000             6.300%, 03/01/15, FSA Insured                          Aaa/AAA                 4,947,375
                    Kentucky Interlocal School Transportation Authority,
     150,000             5.100%, 03/01/05                                        NR/A                     152,250
     145,000             5.400%, 06/01/17                                        NR/A                     146,088
     200,000             6.000%, 12/01/20                                        NR/A                     205,250
     300,000             5.800%, 12/01/20                                        NR/A                     305,625
     400,000             6.000%, 12/01/20                                        NR/A                     410,500
     400,000             5.650%, 12/01/20                                        NR/A                     403,500
     350,000             5.600%, 12/01/20                                        NR/A                     351,750


                    Kentucky State Turnpike Authority Economic
                         Development Road Revenue,
     120,000             8.500%, 07/01/06                                        A1/A+                    146,850
   1,000,000             6.500%, 07/01/08, AMBAC Insured                        Aaa/AAA                 1,118,750
   3,505,000             5.625%, 07/01/15, AMBAC Insured                        Aaa/AAA                 3,618,912
                    Puerto Rico Commonwealth Highway &
                         Transportation Authority Highway Revenue,
   4,000,000             6.625%, 07/01/02, Pre-Refunded                         Baa1/A                  4,315,000
                                                                                                       16,121,850

                    HOSPITALS (11.1%)
                    Floyd County Kentucky Hospital Revenue,
     245,000             7.500%, 08/01/10, FHAInsured                           NR/AAA                    258,475
                    Hopkins County Kentucky Hospital Revenue,
   1,000,000             6.625%, 11/15/11, MBIA Insured                         Aaa/AAA                 1,060,000
                    Jefferson County Kentucky Health Facilities Revenue,
   1,500,000             5.650%, 01/01/17, AMBAC Insured                        Aaa/AAA                 1,531,875
     100,000             5.700%, 01/01/21, AMBAC Insured                        Aaa/AAA                   103,125
   1,150,000             6.550%, 05/01/22, AMBAC Insured                        Aaa/AAA                 1,223,313
     230,000             5.750%, 01/01/26, AMBAC Insured                        Aaa/AAA                   237,186
   1,000,000             5.125%, 10/01/18, MBIA Insured                         Aaa/AAA                   958,750
   3,500,000             5.125%, 10/01/27, MBIA Insured                         Aaa/AAA                 3,255,000
                    Kentucky Development Finance Authority Hospital
                         Revenue,
     750,000             7.000%, 09/01/01, Pre-Refunded                         NR/NR*                    807,188
   3,000,000             6.500%, 11/01/01, Pre-Refunded                          A1/A+                  3,210,000
   2,150,000             6.750%, 11/01/01, Pre-Refunded                          A1/A+                  2,311,250
     420,000             5.250%, 02/01/09, FSA Insured                          Aaa/AAA                   428,400
   1,000,000             5.700%, 10/01/10, ACA Insured                           NR/A                   1,018,750
   1,375,000             6.125%, 02/01/12, CGIC Insured, (Kingsdaughters)       Aaa/AAA                 1,460,938
   2,590,000             5.000%, 08/15/15, MBIA Insured                         Aaa/AAA                 2,479,925
   3,000,000             5.900%, 12/01/15, FGIC Insured                         Aaa/AAA                 3,138,750
   1,000,000             5.850%, 10/01/17, ACA Insured                           NR/A                     992,500
   1,990,000             5.000%, 08/15/24, MBIA Insured                         Aaa/AAA                 1,850,700
                                                                                                       26,326,125


                    HOUSING (17.3%)
                    Greater Kentucky Housing Assistance Corp.
                         Multi-Family Housing Revenue,
     320,000             6.300%, 07/01/15                                       Aaa/NR                    333,600
   2,025,000             6.050%, 07/01/22                                       Aaa/AAA                 2,052,844
     275,000             6.400%, 07/01/23                                       Aaa/NR                    288,063
                    Jefferson County Kentucky Multi-Family Revenue,
   1,530,000             5.750%, 06/01/23, (Taylorsville Road Project)           NR/AA                  1,581,638
                    Jefferson County Kentucky Multi-Family Revenue,
   1,200,000             5.650%, 08/20/34 (Kentucky Towers Project)             Aaa/AAA                 1,215,000
                    Kenton County Kentucky Indus. Dev.,
   1,000,000             6.125%, 12/01/17, FHA Insured                           Aa/NR                  1,038,750
                    Kenton County Kentucky Industrial Development,
     300,000             6.950%, 12/01/26                                        Aa/NR                    328,125
                    Kentucky Housing Corporation Housing Revenue,
     255,000             7.750%, 01/01/07                                       Aaa/AAA                   263,846
     835,000             7.600%, 01/01/07                                       Aaa/AAA                   835,000
   1,000,000             6.500%, 01/01/07                                       Aaa/AAA                 1,046,250
     275,000             7.250%, 01/01/09                                       Aaa/AAA                   282,626
     980,000             7.125%, 01/01/10                                       Aaa/AAA                 1,021,650
   4,975,000             6.600%, 07/01/11                                       Aaa/AAA                 5,186,435
     725,000             5.300%, 07/01/10                                       Aaa/AAA                   731,344
     230,000             5.400%, 07/01/14                                       Aaa/AAA                   231,725
     750,000             6.250%, 07/01/15                                       Aaa/AAA                   776,250
     315,000             6.100%, 07/01/16                                       Aaa/AAA                   324,056
   1,450,000             6.400%, 01/01/17                                       Aaa/AAA                 1,513,437
   3,445,000             5.300%, 07/01/18                                       Aaa/AAA                 3,350,263
   1,065,000             5.550%, 07/01/18                                       Aaa/AAA                 1,065,000
   1,450,000             5.800%, 01/01/19                                       Aaa/AAA                 1,469,938
     280,000             7.900%, 01/01/21                                       Aaa/AAA                   288,854
      30,000             7.800%, 01/01/21                                       Aaa/AAA                    30,000
     105,000             8.100%, 01/01/22                                       Aaa/AAA                   108,624
   1,625,000             7.450%, 01/01/23                                       Aaa/AAA                 1,690,000
     135,000             6.800%, 01/01/24                                       Aaa/AAA                   135,000


     290,000             5.850%, 07/01/27                                       Aaa/AAA                   292,175
   3,500,000             6.375%, 07/01/28                                       Aaa/AAA                 3,618,125
   6,900,000             6.300%, 01/01/28                                       Aaa/AAA                 7,107,000
   1,000,000             6.250%, 07/01/28                                       Aaa/AAA                 1,028,750
   2,000,000             5.125%, 07/01/38                                       Aaa/AAA                 1,855,000
                                                                                                       41,089,368

                    SCHOOLS (10.3%)
                    Boone County Kentucky School District Finance
                         Corp. School Building Revenue,
   1,750,000             6.750%, 09/01/01, Pre-Refunded                          Aa3/A                  1,890,000
   2,250,000             6.125%, 12/01/17, Pre-Refunded                         Aa3/NR                  2,413,125
   2,295,000             5.700%, 05/01/18                                       Aa3/NR                  2,343,769
                    Boyd County Kentucky School District Finance Corp.,
     575,000             5.375%, 10/01/17                                       Aa3/NR                    575,717
                    Christian County Kentucky School District Finance
                         Corp.,
     500,000             5.000%, 06/01/09                                       Aa3/NR                    498,750
                    Fayette County School Building Revenue,
     160,000             5.350%, 01/01/14                                       Aa3/A+                    160,400
   1,780,000             5.700%, 12/01/16                                       Aa3/A+                  1,835,625
                    Floyd County Kentucky School Building Revenue,
     250,000             5.000%, 12/01/09                                       Aa3/NR                    249,688
                    Garrard County Kentucky School Building Revenue,
     100,000             5.900%, 06/01/15                                       Aa3/NR                    104,125
     160,000             5.900%, 06/01/16                                       Aa3/NR                    165,600
                    Grayson County Kentucky School Building Revenue,
   1,940,000             6.000%, 01/01/15                                       Aa3/NR                  2,073,375
                    Hazard Kentucky Independent School District
                         Finance Corp.,
     555,000             5.300%, 09/01/22                                       Aa3/NR                    543,900


                    Jefferson County Kentucky School District Finance
                         Corp. School Building Revenue,
     370,000             6.200%, 01/01/06, MBIA Insured                         Aaa/AAA                   392,200
     100,000             5.250%, 07/01/09                                       Aaa/AAA                   102,000
     500,000             5.875%, 01/01/11                                       Aa3/A+                    528,125
     695,000             5.125%, 11/01/14, FSA Insured                          Aaa/AAA                   688,050
                    Kenton County Kentucky School District Finance
                         Corp. School Building Revenue,
     100,000             5.250%, 03/01/06                                       Aa3/A+                    102,500
                    Lexington-Fayette Urban County Government
                         Project U.K. Library
     725,000             5.000%, 11/01/15, MBIA Insured                         Aaa/AAA                   694,188
   1,000,000             5.000%, 11/01/20, MBIA Insured                         Aaa/AAA                   940,000
                    Meade County Kentucky School District Finance
                         Corp.,
     400,000             5.700%, 07/01/15                                       Aa3/NR                    422,000
     500,000             6.000%, 07/01/16                                       Aa3/NR                    533,750
                    Middlesboro Kentucky Independent School District
                         Finance Corp.
     100,000             6.100%, 08/01/16                                       Aa3/NR                    108,000
                    Nelson County Kentucky School Building Revenue,
   1,820,000             5.750%, 04/01/15                                       Aa3/NR                  1,892,800
                    Pike County Kentucky School District Finance Corp.
                         School Building Revenue,
     720,000             7.000%, 12/01/00, Pre-Refunded                          Aa3/A                    771,300
                    Rowan County Kentucky School District Finance
                         Corp.,
     215,000             5.600%, 06/01/16                                       Aa3/NR                    222,794
                    Scott County Kentucky School Building Revenue,
   2,750,000             5.900%, 06/01/18                                        Aa3/A                  2,856,563


                    Taylor County Kentucky School Building Revenue,
     280,000             6.000%, 08/01/16                                       Aa3/NR                    295,750
                    Todd County Kentucky School Building Revenue,
     980,000             6.300%, 10/01/14, Pre-Refunded                          Aa3/A                  1,074,325
                                                                                                       24,478,419

                    Total Investments (cost $228,912,023**)            99.8%                          236,766,765
                    Other assets in excess of liabilities               0.2                               476,612
                    Net Assets                                        100.0%                         $237,243,377

                    *    Any security not rated has been determined by the
                         Investment Sub-Adviser to have sufficient quality to
                         be ranked in the top four credit ratings if a credit
                         rating were to be assigned by a rating service.
                    **   Cost for Federal tax purposes is identical.

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)


ASSETS
    Investments at value (cost $228,912,023)                                                        $ 236,766,765
    Cash                                                                                                1,036,294
    Interest receivable                                                                                 3,965,470
    Receivable for investment securities sold                                                             240,000
    Receivable for Fund shares sold                                                                       186,699
    Other assets                                                                                              900
        Total assets                                                                                  242,196,128

LIABILITIES
    Payable for investment securities purchased                                                         4,352,169
    Dividends payable                                                                                     243,819
    Payable for Fund shares redeemed                                                                      149,218
    Distribution fees payable                                                                              87,962
    Management fee payable                                                                                 78,613
    Accrued expenses                                                                                       40,970
        Total liabilities                                                                               4,952,751

NET ASSETS                                                                                          $ 237,243,377

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share              $     225,883
    Additional paid-in capital                                                                        228,926,703
    Accumulated net realized gain on investments                                                          334,036
    Distributions in excess of net investment income                                                      (97,987)
    Net unrealized appreciation on investments                                                          7,854,742
                                                                                                    $ 237,243,377

CLASS A
    Net Assets                                                                                      $ 221,314,128
    Capital shares outstanding                                                                         21,072,318
    Net asset value and redemption price per share                                                  $       10.50
    Offering price per share (100/96 of $10.50 adjusted to nearest cent)                            $       10.94

CLASS C
    Net Assets                                                                                      $   1,752,222
    Capital shares outstanding                                                                            166,912
    Net asset value and offering price per share                                                    $       10.50
    Redemption  price per share (*a charge of 1% is  imposed  on the  redemption proceeds of the shares,  or on the original price,  whichever is lower, if
        redeemed during the first 12 months after purchase)                                         $       10.50*

CLASS Y
    Net Assets                                                                                      $  14,177,027
    Capital shares outstanding                                                                          1,349,066
    Net asset value, offering and redemption price per share                                        $       10.51

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
        Interest income                                                                              $  6,788,025

Expenses:
        Management fee (note 3)                                             $   485,168
        Distribution and service fees (note 3)                                  175,232
        Transfer and shareholder servicing agent fees                            70,000
        Trustees' fees and expenses                                              40,000
        Legal fees                                                               27,000
        Shareholders' reports and proxy statements                               22,000
        Audit and accounting fees                                                13,000
        Registration fees and dues                                               12,000
        Custodian fees                                                            9,500
        Insurance                                                                 5,000
        Miscellaneous                                                            12,001

                                                                                870,901

        Expenses paid indirectly (note 7)                                        (9,500)
              Net expenses                                                                                861,401
              Net investment income                                                                     5,926,624

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
        Net realized loss from securities transactions                         (431,379)
        Change in unrealized appreciation on investments                     (6,586,669)

        Net realized and unrealized loss on investments                                                (7,018,048)
        Net decrease in net assets resulting from operations                                         $ (1,091,424)

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                    JUNE 30, 1999                 DECEMBER 31, 1998
OPERATIONS:
    Net investment income                                          $   5,926,624                    $  11,773,350
    Net realized loss from securities transactions                      (431,379)                         865,993
    Change in unrealized appreciation on investments                  (6,586,669)                        (513,405)
        Change in net assets from operations                          (1,091,424)                      12,125,938

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income                                             (5,608,146)                     (11,135,477)
    Net realized gain on investments                                      -                              (207,578)

    Class C Shares:
    Net investment income                                                (23,370)                         (35,988)
    Net realized gain on investments                                      -                                  (671)

    Class Y Shares:
    Net investment income                                               (393,094)                        (610,932)
    Net realized gain on investments                                      -                               (11,388)
        Change in net assets from distributions                       (6,024,610)                     (12,002,034)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold                                         13,356,927                       28,425,496
    Reinvested dividends and distributions                             3,103,876                        6,370,081
    Cost of shares redeemed                                          (17,052,482)                     (26,247,691)
        Change in net assets from capital share transactions            (591,679)                       8,547,886
        Change in net assets                                          (7,707,713)                       8,671,790

NET ASSETS:
    Beginning of period                                              244,951,090                      236,279,300
    End of period                                                  $ 237,243,377                    $ 244,951,090

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION

          Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At June 30, 1999 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)       MANAGEMENT ARRANGEMENTS:

          Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's net assets.

          Banc One Investment Advisors Corporation (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-

Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.14 of 1% on the Fund's net assets.

          For the six months ended June 30, 1999, the Fund incurred fees for advisory and administrative services of $485,168.

          Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)        DISTRIBUTION AND SERVICE FEES:

          The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 1999, service fees on Class A Shares amounted to $169,518, of which the Distributor received $3,834.

          Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 1999, amounted to $4,286. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 1999, amounted to $1,428. The total of these payments with respect to Class C Shares amounted to $5,714, of which the Distributor received $3,202.

          Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

          Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Kentucky, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 1999, the Distributor received commissions of $12,877 on sales of Class A Shares.


4. PURCHASES AND SALES OF SECURITIES

          During the six months ended June 30, 1999, purchases of securities and proceeds from the sales of securities aggregated $13,552,849 and $10,501,772, respectively.

          At June 30, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $9,083,036 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,228,294 for a net unrealized appreciation of $7,854,742.

5. PORTFOLIO ORIENTATION

          Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6. DISTRIBUTIONS

          The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable. An additional distribution of gain may be made to the extent necessary to avoid payment of Federal taxes by the Fund.

          The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividends may, under some circumstances, be subject to the alternative minimum tax.

7. EXPENSES

          The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


8. CAPITAL SHARE TRANSACTIONS

          Transactions in Capital Shares of the Fund were as follows:

                                                  SIX MONTHS ENDED                            YEAR ENDED
                                                   JUNE 30, 1999                           DECEMBER 31, 1998
                                            SHARES               AMOUNT                SHARES            AMOUNT
CLASS A SHARES:
    Proceeds from shares sold               788,384          $  8,456,720            2,030,723       $  21,961,981
    Reinvested distributions                286,644             3,073,939              584,567           6,317,336
    Cost of shares redeemed              (1,238,819)          (13,260,893)          (2,330,285)        (25,200,489)
        Net change                         (163,791)           (1,730,234)             285,005           3,078,828

CLASS C SHARES:
    Proceeds from shares sold                79,802               850,501               29,609             319,908
    Reinvested distributions                  1,657                17,719                2,314              25,002
    Cost of shares redeemed                  (2,357)              (25,300)             (22,308)           (240,974)
        Net change                           79,102               842,920                9,615             103,936

CLASS Y SHARES:
    Proceeds from shares sold               375,615             4,049,706              568,483           6,143,607
    Reinvested distributions                  1,137                12,218                2,555              27,743
    Cost of shares redeemed                (352,375)           (3,766,289)             (74,568)           (806,228)
        Net change                           24,377               295,635              496,470           5,365,122

Total transactions in Fund
    shares                                  (60,312)         $   (591,679)             791,090       $   8,547,886


CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS
(UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                     CLASS A(1)
                                                     SIX MONTHS
                                                       ENDED                         YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 1999        1998       1997       1996        1995      1994
Net Asset Value, Beginning of Period                   $10.81          $10.81     $10.55     $10.71      $9.97     $10.93

Income from Investment Operations:
    Net investment income                                0.26            0.53       0.55       0.55       0.60       0.60
    Net gain (loss) on securities (both realized
      and unrealized)                                   (0.33)           0.01       0.27      (0.12)      0.74      (0.96)

    Total from Investment Operations                    (0.07)           0.54       0.82       0.43       1.34      (0.36)

Less Distributions (note 6):
    Dividends from net investment income                (0.24)          (0.53)     (0.55)     (0.59)     (0.60)     (0.60)
    Distributions from capital gains                      -             (0.01)     (0.01)       -          -          -

    Total Distributions                                 (0.24)          (0.54)     (0.56)     (0.59)     (0.60)     (0.60)

Net Asset Value, End of Period                         $10.50          $10.81     $10.81     $10.55     $10.71      $9.97

Total Return (not reflecting sales charge)(%)           (0.45)+          5.13       8.08       4.17      13.75      (3.31)

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)           221,314         229,667    226,477    222,889    230,270    232,656
    Ratio of Expenses to Average Net Assets (%)          0.72*           0.73       0.73       0.75       0.80       0.73
    Ratio of Net Investment Income to Average
      Net Assets (%)                                     4.87*           4.89       5.19       5.22       5.74       5.80
    Portfolio Turnover Rate (%)                          4.35+          12.79      22.39       8.94      17.09      35.25

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)          0.72*           0.72       0.72       0.74       0.79       0.72

(1) Designated as Class A Shares on April 1, 1996.

Note: Effective September 11, 1995, Banc One Investment Advisors Corporation became the Fund's Investment Adviser replacing PNC Bank, Kentucky, Inc. and effective on May 1, 1998, pursuant to new management arrangements, was appointed as the Fund's Investment Sub-Adviser.

 *   Annualized.
 +   Not annualized.

See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        CLASS C(1)                                       CLASS Y(1)
                                       SIX MONTHS       YEAR ENDED        PERIOD(2)       SIX MONTHS     YEAR ENDED      PERIOD(2)
                                          ENDED        DECEMBER 31,         ENDED           ENDED       DECEMBER 31,       ENDED
                                      JUNE 30, 1999    1998    1997     DEC. 31, 1996   JUNE 30, 1999   1998    1997   DEC. 31, 1996
Net Asset Value, Beginning of Period     $10.81       $10.81  $10.55       $10.47          $10.82      $10.82  $10.55     $10.47

Income from Investment Operations:
    Net investment income                  0.21         0.44    0.46         0.37            0.27        0.54    0.56       0.43
    Net gain on securities (both
      realized and unrealized)            (0.30)        0.01    0.27         0.11           (0.31)       0.02    0.29       0.11

    Total from Investment Operations      (0.09)        0.45    0.73         0.48           (0.04)       0.56    0.85       0.54

Less Distributions (note 6):
    Dividends from net investment
      income                              (0.22)       (0.44)  (0.46)       (0.40)          (0.27)      (0.55)  (0.57)     (0.46)
    Distributions from capital gains        -          (0.01)  (0.01)         -               -         (0.01)  (0.01)       -

    Total Distributions                   (0.22)       (0.45)  (0.47)       (0.40)          (0.27)      (0.56)  (0.58)     (0.46)

Net Asset Value, End of Period           $10.50       $10.81  $10.81       $10.55          $10.51      $10.82  $10.82     $10.55

Total Return (not reflecting sales
    charge)(%)                            (0.87)+       4.24    7.16         4.72+          (0.37)+      5.26    8.34       5.24+

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ thousands)                       1,752          949     845          433          14,177      14,335   8,957      5,823
    Ratio of Expenses to Average Net
      Assets (%)                           1.57*        1.59    1.57         1.56*           0.57*       0.58    0.57       0.58*
    Ratio of Net Investment Income to
      Average Net Assets (%)               4.00*        4.04    4.30         4.34*           5.01*       5.03    5.31       5.41*
    Portfolio Turnover Rate (%)            4.35+       12.79   22.39         8.94            4.35+      12.79   22.39       8.94

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                           1.56*        1.57    1.56         1.55*           0.56*      0.57     0.56       0.56*

(1) New Class of Shares  established on April 1, 1996.
(2) From April 1, 1996 to December 31, 1996.
 +   Not annualized.
 *   Annualized.

See accompanying notes to financial statements.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky (the "Fund") was held on April 23, 1999. The holders of shares representing 71% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees.

                                          NUMBER OF VOTES:

        TRUSTEE                             FOR                      WITHHELD
        Lacy B. Herrmann                    174,223,169              2,611,811
        Thomas A. Christopher               174,276,660              2,558,320
        Douglas Dean                        174,276,660              2,558,320
        Diana P. Herrmann                   174,452,657              2,382,324
        Carroll F. Knicely                  174,452,657              2,382,324
        Theodore T. Mason                   174,452,657              2,382,324
        Anne J. Mills                       174,556,617              2,278,363
        William J. Nightingale              174,556,617              2,278,363
        James R. Ramsey                     174,556,617              2,278,363

2.    To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                          NUMBER OF VOTES:

        FOR                                 AGAINST                  ABSTAIN
        172,046,876                         741,812                  4,046,281



PREPARING FOR YEAR 2000 (UNAUDITED)

            The Trustees and officers of the Fund have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize or eliminate any potential impact upon the Fund and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Fund are ready by the beginning of the year 2000.

            The Fund is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Fund's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.

            The Fund has NOT incurred, nor is anticipated to incur, any costs related to Y2K. All such costs are being incurred by the respective vendors.

            As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Fund will be significantly affected by year 2000 problems.

            We  will   continue   to  keep   you   up-to-date   through   future
communications.
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